Commitments and Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	7 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Textual)
Rent expenses		$ 200		$ 600	$ 800
Deferred rent			$ 800	$ 800	400
Rent commitments description				On March 24, 2020, the City of Alameda, CA, located in Alameda County, issued an eviction moratorium (“Alameda Moratorium”). The Alameda Moratorium allows tenants up to 12 months to repay rent that became overdue between March 24, 2020 and 30 days after the end of the local public health emergency, and Landlords cannot charge late fees or take punitive action during this period. This deferral began in April 2020 for all rent payments to the Company’s properties located in the City of Alameda. The Company expects to remit payment to the City of Alameda for all rent deferred in 2021. The amount of the payments deferred into 2021 amounted to $0.4 million.
Subsequent Event [Member]
Commitments and Contingencies (Textual)
Payment for legal settlement	$ 4,250
Settlement agreement payment description	On January 31, 2021, the Company and Atmospheric entered into a settlement agreement (“Settlement Agreement”) in the amount of $4.25 million to be remitted in February. The Settlement Agreement further stated that by no later than one calendar year from January 31, 2021, Atmospheric will forever cease use of the marks under the ASTRA Registrations, including in connection with any advertising, website displays, or search engine optimization activities and/or in connection with any product, service or related offerings. The Settlement Agreement further requires Atmospheric to transfer ownership of any domain names registered, owned, or controlled by Atmospheric that incorporate or consist of the term “ASTRA” or any similar term within one year of January 31, 2021. The Company recorded $1.05 million of the expected $4.25 million settlement as a legal accrual within the Consolidated Balance Sheets as of December 31, 2020 relating to the cost of past use and trademark infringement. The residual balance is expected to be recorded as an intangible trademark asset in 2021 upon settlement.
Research and Development Expense [Member]
Commitments and Contingencies (Textual)
Rent expenses				$ 500	700
General and Administrative Expense [Member]
Commitments and Contingencies (Textual)
Rent expenses				$ 100	$ 100
Holicity Inc.
Commitments and Contingencies (Textual)
Cash underwriting discount rate		$ 0.20	$ 0.20
Sale of stock underwriting fees		$ 6,000	$ 6,000
Payable to the underwriters per share		$ 0.35	$ 0.35
Sale of stock deferred underwriting fees		$ 10,500	$ 10,500